Income tax benefit/(expense)	9 Months Ended
Mar. 31, 2022
Major Components Of Tax Expense Income [Abstract]
Income tax benefit/(expense)

4. Income tax benefit/(expense)

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	2022	2021	2022	2021
Income tax (benefit)/expense
Current tax
Current tax	—	—	—	—
Total current tax (benefit)/expense	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(127)	(181)	(314)	(1,129)
(Decrease)/increase in deferred tax liabilities	82	83	127	375
Total deferred tax (benefit)/expense	(45)	(98)	(187)	(754)
Income tax (benefit)/expense	(45)	(98)	(187)	(754)

Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. Deferred tax assets are offset against taxable temporary differences (deferred tax liabilities) when the deferred tax balances relate to the same tax jurisdiction in accordance with our accounting policy.

Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

	As of	As of
(in U.S. dollars, in thousands)	March 31, 2022	June 30, 2021
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	89,029	77,738
Other temporary differences
Potential tax benefit at local tax rates	9,338	7,424
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	101,587	88,382

As of March 31, 2022 and June 30, 2021, the Group has deferred tax assets not brought to account of $101.6 million and $88.4 million, respectively. Deferred tax assets have been brought to account only to the extent that it is foreseeable that they are recoverable against future tax liabilities.